Cover	6 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3
Entity Registrant Name	TRUGOLF HOLDINGS, INC.
Entity Central Index Key	0001857086
Entity Tax Identification Number	85-3269086
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	60 North 1400 West Centerville
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84014
City Area Code	(801)
Local Phone Number	298-1997
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	60 North 1400 West Centerville
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84014
City Area Code	(801)
Local Phone Number	298-1997
Contact Personnel Name	Christopher (Chris) Jones